Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Options exercisable term	4 years 2 months 5 days
General and administrative	$ 807,277	$ 809,927	$ 347,843
Consultancy Agreement [Member]
Related Party Transactions (Textual)
Options granted to purchase shares			263,517
Exercise price			$ 0.917
Options exercisable term			7 years
General and administrative		$ 86,961	$ 1,065